Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

a.	Held-to-maturity securities:

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value

Debt investments of the states	$961	$4	$-	$965	$1,042	$-	$(24)	$1,018
Corporate debentures	13,936	18	(111)	13,843	11,743	21	(114)	11,650

	$14,897	$22	$(111)	$14,808	$12,785	$21	$(138)	$12,668

Marketable securities with contractual maturities of more than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value

Debt investments of the states	$12,599	$1	$(174)	$12,426	$12,022	$-	$(153)	$11,869
Corporate debentures	22,025	59	(166)	21,918	22,341	11	(498)	21,854

	$34,624	$60	$(340)	$34,344	$34,363	$11	$(651)	$33,723

The unrealized losses in the Company's investments in debt instruments of states and corporate debentures were caused mainly by market interest rate changes. It is expected that the securities will not be settled at a price less than the amortized cost of the Company's investment. Based on the Company's intention and ability to hold these investments until maturity, the securities were not considered to be other-than-temporarily impaired at December 31, 2010 and 2011.

b.	Available-for-sale marketable securities:

Auction rate securities:

The following table represents other-than-temporary impairment recognized in other comprehensive income:

	December 31,
	2010				2011
	Cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair value	Cost	Gross unrealized gains	Gross unrealized losses	Aggregate fair Value

Available-for-sale securities	$876	$452	$(9)	$1,319	$536	$582	$(76)	$1,042

The following table presents a cumulative roll forward of credit losses recognized in earnings as of December 31, 2011:

Credit loss

Balance as of December 31, 2009	$1,123
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	306

Total for the year ended December 31, 2010	1,429
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	340

Total for the year ended December 31, 2011	$1,769

The remaining contractual life of the auction rate securities is greater than ten years.

The Company's auction-rate securities, which have experienced a lack of liquidity and therefore do not have an active market of observable prices, are measured separately at fair value, which is determined using a valuation model. The valuation model relies on, among others things: (i) the underlying structure of each security; (ii) the present value of future principal and interest payments discounted at rates considered to reflect the uncertainty of current market conditions; (iii) consideration of the probabilities of default, auction failure or repurchase at par for each period; (iv) assessments of counterparty credit quality; (v) estimates of recovery rates in the event of default for each security; and (vi) overall capital market liquidity. These estimated fair values are subject to uncertainties that are difficult to predict.